Condensed Consolidated Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Allowance for commissions	$ 350,000	$ 0
EV Charging stations net accumulated depreciation	1,230,928	363,918	129,554
Automobiles net accumulated depreciation	32,496	15,292	0
Office computer equipment net accumulated depreciation	58,646	26,604	14,810
Convertible notes-related party net discount	0	4,918	0
Convertible note net discount	$ 0	$ 168,567	$ 0
Common Stock, par value ( In dollars per shares)	$ 0.001	$ 0.001	$ 0.001
Common Stock, shares authorized	500,000,000	500,000,000	500,000,000
Common Stock, shares issued	57,409,360	42,434,705	37,384,414
Common Stock, shares outstanding	57,409,360	42,434,705	37,384,414
Series A
Convertible Preferred stock, par value ( In dollars per shares)	$ 0.001	$ 0.001	$ 0.001
Convertible preferred stock, shares issued	10,000,000	10,000,000	10,000,000
Convertible Preferred stock, shares outstanding	10,000,000	10,000,000	10,000,000
Series B
Convertible Preferred stock, par value ( In dollars per shares)	$ 0.001	$ 0.001	$ 0.001
Convertible preferred stock, shares issued	0	1,000,000	0
Convertible Preferred stock, shares outstanding	0	1,000,000	0